Capital Management (Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted total debt	$ 12,094	$ 12,908
Adjusted capital	37,459	37,350
Adjusted net debt	11,060	11,678
Total debt	12,019	12,807
Short-term debt	873	1,534
Current portion of long-term debt	513	1,037
Current portion of lease liabilities	346	356
Lease liabilities	937	999
Cash and cash equivalents	(701)	(853)	$ (941)
Total shareholders' equity	25,365	24,442	$ 25,201
Accumulated other comprehensive (income) loss	329	515
Long-term debt	9,350	8,881
Letters of credit financial	$ 75	$ 101